REVENUE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue recognition
Net revenue	¥ 11,432,274	¥ 10,322,068	¥ 9,782,448
Service revenue
Revenue recognition
Net revenue	11,428,077	10,321,888	9,781,884
Colocation services
Revenue recognition
Net revenue	10,373,374	9,169,454	8,535,180
Managed service and others
Revenue recognition
Net revenue	1,054,703	1,152,434	1,246,704
Equipment sales
Revenue recognition
Net revenue	¥ 4,197	¥ 180	¥ 564